NON-CONTROLLING INTEREST - Financial information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of noncontrolling interest [line items]
Non-controlling Interest share of equity	$ 15,711,661	$ 14,737,744
Non-controlling interest share of net income	1,176,390	1,438,113	$ 2,386,248
Dividends paid to non-controlling interest	$ (667,330)	$ (915,933)	$ (615,177)
Corporacion Financiera Colombiana S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	59.47%	59.47%
Non-controlling Interest share of equity	$ 10,522,067	$ 9,835,593
Non-controlling interest share of net income	776,960	1,166,399
Dividends paid to non-controlling interest	$ (495,436)	$ (555,084)
Banco de Bogota S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	31.07%	31.07%
Non-controlling Interest share of equity	$ 2,560,159	$ 2,395,427
Non-controlling interest share of net income	230,718	138,297
Dividends paid to non-controlling interest	$ (142,352)	$ (256,413)
Banco de Occidente S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	27.73%	27.73%
Non-controlling Interest share of equity	$ 1,307,098	$ 1,296,543
Non-controlling interest share of net income	72,105	73,902
Dividends paid to non-controlling interest	$ (28,379)	$ (61,931)
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	24.24%	24.24%
Non-controlling Interest share of equity	$ 843,566	$ 689,306
Non-controlling interest share of net income	155,710	132,805
Dividends paid to non-controlling interest	$ (2)	$ (128)
Banco Comercial AV Villas S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	20.13%	20.13%
Non-controlling Interest share of equity	$ 311,730	$ 328,655
Non-controlling interest share of net income	(26,171)	(47,625)
Dividends paid to non-controlling interest	$ (135)	$ (4,673)
Banco Popular S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	6.26%	6.26%
Non-controlling Interest share of equity	$ 158,425	$ 192,220
Non-controlling interest share of net income	(32,932)	(25,665)
Dividends paid to non-controlling interest	$ (1,026)	$ (37,704)
Aval Casa de Bolsa S.A
Disclosure of noncontrolling interest [line items]
Country	Colombia
Non-controlling Interest	13.60%
Non-controlling Interest share of equity	$ 6,757
Aval Fiduciaria S.A
Disclosure of noncontrolling interest [line items]
Country	Colombia
Non-controlling Interest	3.27%
Non-controlling Interest share of equity	$ 1,859